Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivatives Fair Value [Line Items]
Impairment loss for vessels	$ 3,564	$ 147,143	$ 188,995
Remeasurement	8,000	0
[MaturedInterestRateSwapaMember]
Derivatives Fair Value [Line Items]
Notional Amount Of Interest Rate Derivatives	12,662
Derivative, Maturity Date	Jun. 10, 2013
Derivative Fixed Interest Rate	3.96%
Interest rate swaps variable interest rate	3-month USD Libor quarterly
[SeanergyMaritimeHoldingsCorpMember]
Derivatives Fair Value [Line Items]
Number Of Interest Rate Derivatives Held	0	1
Number of interest rate swaps matured	1	2
[VesselsHeldForSaleNewMember]
Derivatives Fair Value [Line Items]
Impairment loss for vessels	3,564	67,275
[VesselsHeldAndUsedMember]
Derivatives Fair Value [Line Items]
Impairment loss for vessels		$ 24,078